Share Options (Details) - Schedule of company’s equity-based awards recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Company SEquity Based Awards Recognized Abstract
Research and development	$ 144	$ 94	$ 60
Sales and marketing	49	45	48
General and administrative	29	18	12
Total compensation	$ 222	$ 157	$ 120